Term Loan Payable (Details) (USD $)		0 Months Ended	1 Months Ended								9 Months Ended					0 Months Ended			0 Months Ended			0 Months Ended
	Feb. 08, 2013 Letters of credit	Feb. 08, 2013 Predecessor	May 31, 2013 Predecessor	Sep. 30, 2013 Predecessor	Dec. 31, 2012 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2012 Predecessor Term Loan	Sep. 30, 2013 Predecessor New term loan	Feb. 08, 2013 Predecessor New term loan	Sep. 30, 2013 Predecessor New term loan Eurodollar	Sep. 30, 2013 Predecessor New term loan Base rate	Sep. 30, 2013 Predecessor Credit Facility	Feb. 08, 2013 Predecessor Credit Facility	May 31, 2013 Predecessor Additional term loan issued May 2013	Feb. 08, 2013 Predecessor PGHI	Jul. 12, 2011 Predecessor PGHI Term Loan	Jul. 12, 2011 Predecessor OAC Merger Term Loan	Jul. 12, 2011 Predecessor OAC Merger Term Loan Eurodollar	Dec. 31, 2012 Predecessor OAC Merger Term Loan Eurodollar	Dec. 31, 2011 Predecessor OAC Merger Term Loan Eurodollar	Jul. 12, 2011 Predecessor OAC Merger PGHI Term Loan
Term loan payable
Loan amount										$ 425,000,000					$ 150,000,000			$ 176,489,000
Variable rate basis											Libor	Prime							Eurodollar base rate
Interest rate (as a percent)									9.00%											8.75%	8.75%
Margin on variable rate (as a percent)											7.50%	6.50%
Maximum amount of distributions to fund costs of defending certain litigation																						9,000,000
Principal payment at closing																	10,000,000
Member's capital free of limitations on payment of dividends								0
Member's capital				37,996,000	442,818,000	324,723,000	193,452,000
Revolving commitment	10,000,000													20,000,000
Interest rate floor (as a percent)											1.50%	2.50%
Unused fee (as a percent)													0.50%
Outstanding borrowings													0
Cash distribution		309,600,000	150,000,000
Asset distribution																$ 16,300,000
Number of common interest shares issued for preferred interest			1